UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2027 Debentures (Details) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 20, 2016	Dec. 31, 2020 CAD ($)	Jun. 04, 2020 CAD ($)	Jun. 04, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,185,949			$ 1,189,816
Redemption period of debentures		2 months
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding				$ 500.0
Interest rate			3.062%	3.062%
Redemption percentage	100.00%
2027 Debentures | Granite LP
Disclosure of detailed information about borrowings [line items]
Redemption spread (in percent)			0.65%	0.65%
Deferred financing costs			$ 3,000